OPERATING LEASE RIGHT OF USE ASSET AND LIABILITY [STOPPED HERE] (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2021	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating lease right of use asset and liability						$ 3,552	$ 44,308
Net loss		$ (79,793)	$ (48,548)	$ (220,009)	$ (85,028)	(615,261)	$ (1,069,636)
Weighted average remaining lease term							6 months
Remaining payments							$ 22,279
Imputed interest							194
Cash paid for operating leases						$ 0	$ 43,909
Non Cancellable Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term	4 years
Operating lease right of use asset and liability	$ 104,665
Lease termination fee	33,895
Net loss	$ 29,242